Segment reporting (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Net interest income		$ 7,108	$ 7,297	$ 6,621
Non-interest income		41,503	33,536	27,942
Total revenues		48,611	40,834	34,563
Credit loss expense / (release)		551	1,037	29
Operating expenses		41,239	38,806	24,930
Operating profit / (loss) before tax		6,821	28,255	9,604
Tax expense / (benefit)		1,675	873	1,942
Net profit / (loss)		5,146	27,382	7,661
Additional information
Total assets		1,565,028	1,716,924	1,104,364
Additions to non-current assets		2,206	10,714	2,060
Net gains / (losses) from disposals of investments in associates and joint ventures		135	4	844
Credit Suisse
Disclosure Of Operating Segments [Line Items]
Net interest income			7,297
Total revenues			40,834
Negative goodwill	$ 27,264		27,264
Credit loss expense / (release)			1,037
Operating expenses			38,806
Operating profit / (loss) before tax			28,255
Tax expense / (benefit)			873
Net profit / (loss)			27,382
Additional information
Total assets			1,716,924
Mitsubishi Corp.-UBS Realty Inc.
Additional information
Net gains / (losses) from disposals of investments in associates and joint ventures				848
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income		7,358	7,082	5,273
Non-interest income		17,158	14,474	13,694
Total revenues		24,516	21,556	18,967
Credit loss expense / (release)		(16)	166	0
Operating expenses		20,608	17,945	13,989
Operating profit / (loss) before tax		3,924	3,445	4,977
Additional information
Total assets		559,601	567,648	388,530
Additions to non-current assets		889	2,584	42
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income		5,650	4,878	2,191
Non-interest income		3,684	2,810	2,111
Total revenues		9,334	7,687	4,302
Credit loss expense / (release)		404	482	39
Operating expenses		5,741	4,394	2,452
Operating profit / (loss) before tax		3,189	2,811	1,812
Additional information
Total assets		447,068	483,794	235,226
Additions to non-current assets		361	3,279	13
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income		(63)	(40)	(19)
Non-interest income		3,246	2,726	2,980
Total revenues		3,182	2,686	2,961
Credit loss expense / (release)		(1)	0	0
Operating expenses		2,663	2,353	1,564
Operating profit / (loss) before tax		520	332	1,397
Additional information
Total assets		22,702	21,804	17,348
Additions to non-current assets		100	709	1
Asset Management | Mitsubishi Corp.-UBS Realty Inc.
Additional information
Net gains / (losses) from disposals of investments in associates and joint ventures			848
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income		(3,597)	(2,915)	(242)
Non-interest income		14,544	11,619	8,958
Total revenues		10,948	8,703	8,717
Credit loss expense / (release)		97	190	(12)
Operating expenses		8,934	8,585	6,832
Operating profit / (loss) before tax		1,917	(72)	1,897
Additional information
Total assets		453,422	428,269	391,320
Additions to non-current assets		768	530	34
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income		126	437	1
Non-interest income		1,480	260	236
Total revenues		1,605	697	237
Credit loss expense / (release)		69	193	2
Operating expenses		3,512	5,091	104
Operating profit / (loss) before tax		(1,976)	(4,587)	131
Additional information
Total assets		68,260	201,131	13,367
Additions to non-current assets		88	3,062	0
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income		(2,365)	(2,144)	(585)
Non-interest income		1,391	1,648	(37)
Total revenues		(975)	(495)	(622)
Credit loss expense / (release)		(2)	6	1
Operating expenses		(220)	438	(12)
Operating profit / (loss) before tax		(752)	(938)	(611)
Additional information
Total assets		13,975	14,277	58,574
Additions to non-current assets		$ 0	$ 550	$ 1,970